Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Premiums	$ 4,559	$ 4,703	$ 4,760
Policy fees	58,599	47,579	36,988
Premiums and policy fees, ceded	(1,442)	(1,549)	(1,556)
Net premiums and policy fees	61,716	50,733	40,192
Interest and similar income, net	28,850	29,664	30,850
Change in fair value of assets and liabilities	66,815	(78,973)	(14,676)
Realized investment gains, net	77	829	14,502
Fee, commission, and other revenue	6,864	5,904	4,698
Total revenue	164,322	8,157	75,566
Benefits and expenses:
Policyholder benefits	7,993	9,668	10,876
Change in fair value of annuity embedded derivatives	112,364	(71,546)	2,473
Net interest credited to account values	24,635	25,342	12,545
Benefit recoveries	(1,099)	(1,567)	(2,324)
Net benefits	143,893	(38,103)	23,570
Commissions and other agent compensation	25,275	23,011	22,105
General and administrative expenses	14,514	12,508	13,035
Change in deferred acquisition costs, net	(15,064)	(6,163)	4,430
Total benefits and expenses	168,618	(8,747)	63,140
(Loss) income from operations before income taxes	(4,296)	16,904	12,426
Income tax (benefit) expense:
Current	4,774	2,495	17,206
Deferred	(7,907)	1,930	(13,885)
Income tax expense (benefit) as reported	(3,133)	4,425	3,321
Net (loss) income	(1,163)	12,479	9,105
Realized investment gains, net:
Total other-than-temporary impairment losses on securities		(241)	(169)
Portion of loss recognized in other comprehensive income	0	0	0
Net impairment losses recognized in realized investment gains, net	0	(241)	(169)
Other net realized gains	77	1,070	14,671
Realized investment gains, net	$ 77	$ 829	$ 14,502